Trade and other receivables - ECL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
ECL of trade notes and accounts receivable
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	$ (11,994)
Ending balance	(17,856)	$ (11,994)
ECL of trade notes and accounts receivable | Accumulated Impairment
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	6,039	9,885
Additions	5,367	2,359
Reversal	(51)	(237)
Use of provision	(3,456)	(5,524)
Effect of translation	(1,333)	(444)
Ending balance	6,566	6,039
ECL of other receivables | Accumulated Impairment
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	375	723
Additions	853	107
Reversal	(161)	(218)
Use of provision	0	(130)
Effect of translation	(97)	(107)
Ending balance	$ 970	$ 375